Redeemable Convertible Preferred Stock (Details Narrative) (10-K) - KRW (₩) ₩ / shares in Units, ₩ in Thousands			12 Months Ended
	Jun. 08, 2016	May 17, 2016	Dec. 31, 2017	Dec. 31, 2016	May 30, 2017
Preferred stock principal amount				₩ 636,007
Proceeds from sale of preferred stock				₩ 636,007
Redeemable Convertible Preferred Stock [Member]
Number of preferred shares converted into common shares					12,800
Securities Purchase Agreement [Member] | Accredited Investor [Member] | Redeemable Convertible Preferred Stock [Member]
Number of preferred stock shares sold		12,800
Preferred stock par value per share		₩ 10,000
Preferred stock principal amount		₩ 640,000
Proceeds from sale of preferred stock	₩ 3,993
Preferred stock, dividend percentage		1.00%
Preferred stock voting rights		Holders of the Preferred Stock have the same voting rights as those of the common stock.
Preferred stock conversion description		The Preferred Stock is convertible into shares of the common stock at any time at the holder’s election. The Shares automatically convert into common stock one year after the issuance unless the Preferred Stock is redeemed at the option of the investor. The Preferred Stock is convertible on a one to one basis into common stock.
Preferred stock, redemption		The Preferred Stock is redeemable at its issuance cost plus redemption premium of 8% of interest on the cost if the Company fails to be listed in stock exchanges market within 11 months after the issuance at the holder’s election.